Segment information (Tables)	6 Months Ended
Jun. 30, 2013
Segment information [Abstract]
Schedule of contract revenue split by customer
A breakdown of the Company's revenues by customer for the six months ended June 30, 2013, and 2012 are follows:

Contract revenue split by customer

(In US$ millions)	Six months ended June 30,
	2013	2012

ExxonMobil	30%	43%
Total	32%	39%
Chevron	13%	16%
BP	25%	2%
Total	100%	100%

Company's revenues and fixed assets by geographic area
Geographic Data

Revenues are attributed to geographical areas based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the revenues and fixed assets by geographic area:

Revenues

(In US$ millions)	Six months ended June 30,
	2013	2012

Nigeria	$107.2	$110.9
China	-	80.1
Angola	42.9	43.3
Vietnam	-	32.3
Canada	100.9	-
United States	82.0	7.3
Other	-	1.1
Total	$333.0	$275.0

Fixed Assets – Drilling units

(In US$ millions)	June 30, 2013	December 31, 2012

Nigeria	$544.8	$553.9
Angola	186.0	194.3
Canada	543.0	545.7
United States	801.4	809.1
Total	$2,075.2	$2,103.0